Purchase-leaseback Transactions - Additional Information (Detail) - Purchase-leaseback Transactions $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Property
Purchase Leaseback Transactions [Line Items]
Number of containers purchased | Property		14,954
Total purchase price		$ 21,151
Drop off charges outstanding	$ 5,233	$ 6,218